Note 14 - Parent Company Statements - Condensed Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Debt securities available-for-sale	$ 118,141,000	$ 118,439,000		$ 126,737,000
Marketable equity securities	210,000	322,000		400,000
Other assets	1,494,000	1,327,000		1,636,000
Total Assets	588,562,000	560,588,000		548,816,000
Liabilities and Stockholders’ Equity:
Redeemable Common Stock Held by ESOP	1,952,000	1,764,000		2,064,000
Total Stockholders’ Equity	58,185,000	54,786,000		49,970,000
Less maximum cash obligation to ESOP shares	1,952,000	1,764,000		2,064,000
Total Stockholders’ Equity Less Maximum Cash Obligations Related to ESOP Shares	56,233,000	53,022,000	$ 49,842,000	47,906,000	$ 53,111,000
Total Liabilities and Stockholders’ Equity	$ 588,562,000	560,588,000		548,816,000
Parent Company [Member]
Assets
Cash and cash equivalents		2,095,000		1,464,000
Investment in subsidiary		51,983,000		47,254,000
Debt securities available-for-sale		351,000		837,000
Marketable equity securities		322,000		400,000
Other assets		35,000		15,000
Total Assets		54,786,000		49,970,000
Liabilities and Stockholders’ Equity:
Redeemable Common Stock Held by ESOP		1,764,000		2,064,000
Total Stockholders’ Equity		54,786,000		49,970,000
Less maximum cash obligation to ESOP shares		1,764,000		2,064,000
Total Stockholders’ Equity Less Maximum Cash Obligations Related to ESOP Shares		53,022,000		47,906,000
Total Liabilities and Stockholders’ Equity		$ 54,786,000		$ 49,970,000